UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  28-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

      /s/   Sindy Jagger     Toronto, Canada     May 08, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $144,970 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE DATA SYSTEMS CORP     COM              018581108      950    20000 SH       SOLE                    20000        0        0
ALLSTATE CORP                  COM              020002101     5335   111000 SH       SOLE                   111000        0        0
AMERIPRISE FINL INC            COM              03076C106     2561    49400 SH       SOLE                    49400        0        0
BANK MONTREAL QUE              COM              063671101     1021    22800 SH       SOLE                    22800        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      254     5599 SH       SOLE                     5599        0        0
BASSETT FURNITURE INDS INC     COM              070203104      768    62258 SH       SOLE                    62258        0        0
BCE INC                        COM NEW          05534B760      255     7526 SH       SOLE                     7526        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      492      110 SH       SOLE                      110        0        0
CE FRANKLIN LTD                COM              125151100      240    31000 SH       SOLE                    31000        0        0
DELL INC                       COM              24702R101     5925   297300 SH       SOLE                   297300        0        0
INTEL CORP                     COM              458140100     2128   100500 SH       SOLE                   100500        0        0
INTERPUBLIC GROUP COS INC      COM              460690100      362    43000 SH       SOLE                    43000        0        0
ISHARES TR                     LEHMAN AGG BND   464287226      338     3290 SH       SOLE                     3290        0        0
LIONS GATE ENTMNT CORP         COM NEW          535919203      658    67500 SH       SOLE                    67500        0        0
LITHIA MTRS INC                CL A             536797103     1433   141000 SH       SOLE                   141000        0        0
MARSH & MCLENNAN COS INC       COM              571748102    20269   832400 SH       SOLE                   832400        0        0
MDS INC                        COM              55269P302    26292  1349458 SH       SOLE                  1349458        0        0
MERRILL LYNCH & CO INC         COM              590188108     1988    48800 SH       SOLE                    48800        0        0
NBTY INC                       COM              628782104      509    17000 SH       SOLE                    17000        0        0
NCR CORP NEW                   COM              62886E108    14853   650600 SH       SOLE                   650600        0        0
NEWMONT MINING CORP            COM              651639106     4190    92500 SH       SOLE                    92500        0        0
RAYMOND JAMES FINANCIAL INC    COM              754730109     7489   325900 SH       SOLE                   325900        0        0
REGIS CORP MINN                COM              758932107    18983   690550 SH       SOLE                   690550        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102     2194    46974 SH       SOLE                    46974        0        0
SCHOOL SPECIALTY INC           COM              807863105     1151    36500 SH       SOLE                    36500        0        0
SEALED AIR CORP NEW            COM              81211K100    12953   513000 SH       SOLE                   513000        0        0
SONIC AUTOMOTIVE INC           CL A             83545G102      719    35000 SH       SOLE                    35000        0        0
STEWART ENTERPRISES INC        CL A             860370105     3503   545716 SH       SOLE                   545716        0        0
TEMPUR PEDIC INTL INC          COM              88023U101      242    22000 SH       SOLE                    22000        0        0
THOMAS WEISEL PARTNERS GRP I   COM              884481102      166    25000 SH       SOLE                    25000        0        0
TIME WARNER INC                COM              887317105     6688   477000 SH       SOLE                   477000        0        0
VALUEVISION MEDIA INC          CL A             92047K107       61    11000 SH       SOLE                    11000        0        0